Trade Accounts Receivable - Schedule of Changes in Allowance for Doubtful Accounts Receivable (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Balance at beginning of year	$ 32	$ 110	$ 110	$ 403
Provision for bad debts		$ 428	1,286	20
Deductions and write-offs			(1,364)	(313)
Balance at end of year			$ 32	$ 110